Inventory	12 Months Ended
Dec. 31, 2025
Inventory [Abstract]
Inventory
9.	Inventory

The Company’s inventory prior to the sale of RPK included consumer packaging inventory and dried cannabis flower finished product at RPK in Portugal. During the year ended December 31, 2024, concurrent to the sale of RPK (note 5), the Company derecognized inventory with a net book value of $895,715.

Biological assets

As at December 31, 2024, the Company no longer owns any cannabis plants.